Salaries and other employee expenses - Schedule of Aggregate Salary and Other Employee Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Salary expense	$ 146,877	$ 109,042	$ 107,067
Defined contribution plan expense	14,698	11,168	11,518
Long-term incentive plan expense	0	198	78
Share-based payments (see Note 22)	7,378	7,626	18,033
Other employee expense	20,804	19,998	19,718
Temporary labor	4,252	5,994	8,495
Employee benefits expense	$ 194,009	$ 154,026	$ 164,909